Equity reserves	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Equity reserves [Text Block]
21.	Equity reserves

(a)	Share-based options

The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company’s issued and outstanding common shares. The Company may grant options from time to time to its directors, officers, employees and other service providers. On May 22, 2017, the Company amended its share-based option plan. All options granted prior to this date vest 25% on the date of the grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.

During the year ended December 31, 2017, the Company recognized share-based payments expense of $3.3 million, of which $0.6 million was capitalized to mineral properties during the period (December 31, 2016 - $1.6 million share-based payment expense of which $0.6 million was capitalized to mineral properties).

The following table is a reconciliation of the movement in share-based options for the period:

		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2015	14,786,791	2.57
Granted	2,915,000	2.18
Exercised	(2,833,600)	2.39
Cancelled/Expired	(276,441)	1.89
Balance, December 31, 2016	14,591,750	2.54
Granted	3,374,000	3.64
Exercised	(1,620,750)	2.75
Cancelled/Expired	(3,766,375)	3.53
Balance, December 31, 2017	12,578,625	2.52

The fair value of the share-based options granted is determined using the Black Scholes pricing model. For all grants during the year ended December 31, 2017, the weighted average expected life, dividend yield and forfeiture rate were 3.44 years, nil and 0.88%, respectively. For all grants during fiscal 2016, the assumed life, dividend yield and forfeiture rate were 3.14 years, nil and 2.89%, respectively. Other conditions and assumptions were as follows:

					Weighted
			Weighted average	Weighted	average Black-
	Number of options	Weighted average	risk-free interest	average	Scholes value
	granted	exercise price	rate	volatility	assigned
Period		C$			$
Year ended December 31, 2016	2,915,000	2.18	0.55%	49.52%	0.50
Year ended December 31, 2017	3,374,000	3.64	1.55%	64.95%	1.42

The following table summarizes the share-based options outstanding and exercisable at December 31, 2017:

	Total options outstanding			Total options exercisable
			Weighted			Weighted
		Weighted	average exercise		Weighted	average
		contractual life	price		contractual life	exercise price
Range of exercise price	Number	(years)	C$	Number	(years)	C$
C$1.00 -$2.00	2,560,000	3.20	1.85	2,185,000	2.95	1.97
C$2.01 -$3.00	7,196,625	1.53	2.17	7,181,625	1.53	2.17
C$3.01 -$4.00	2,652,000	4.16	3.97	1,694,375	4.16	3.97
C$4.01 -$5.00	170,000	3.57	4.38	152,500	3.53	4.33
	12,578,625	2.45	2.52	11,213,500	2.23	2.43
(b)	Warrants

On December 21, 2015, the Company issued 4,000,000 share purchase warrants to Red Kite in conjunction with the drawdown of the final $20.0 million of the loan facility (note 18(a)). The warrants have an exercise price of $1.83 and expire three years from the date of issuance. All of these warrants remain outstanding as of December 31, 2017.